CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,356,342	$ 212,840	¥ 918,076
Restricted cash	150,000	23,538
Short-term investments (including the fair value measured investments of RMB71,775 and RMB160,467 as of December 31, 2020 and 2021)	510,467	80,103	97,866
Amount due from related parties, net	410,088	64,352	289,156
Inventories	478,751	75,126	176,994
Funds receivable from third party payment service providers	405,095	63,568	124,262
Prepayments and other receivables, net	840,102	131,830	268,284
Total current assets	4,150,845	651,357	1,874,638
Non-current assets:
Long-term investments (including the fair value measured investments of nil and RMB52,212 as of December 31, 2020 and 2021)	241,527	37,901	96,362
Property and equipment, net	103,843	16,295	69,562
Intangible assets, net	1,075,811	168,818	1,367,841
Goodwill	1,803,415	282,995	1,803,415
Other non-current assets	127,321	19,980	14,520
Total non-current assets	3,351,917	525,989	3,351,700
TOTAL ASSETS	7,502,762	1,177,346	5,226,338
Current liabilities: (including amounts of the consolidated VIE without recourse to ATRenew Inc.) (See Note 2.2)
Short-term borrowings	94,999	14,907	369,657
Amount due to related parties	73,976	11,608	114,669
Accounts payable	41,311	6,483	27,201
Contract liabilities	211,964	33,262	33,884
Accrued expenses and other current liabilities	296,627	46,547	362,728
Accrued payroll and welfare	105,787	16,600	115,400
Convertible bonds			160,000
Total current liabilities	824,664	129,407	1,183,539
Non-current liabilities:
Long-term borrowings			32,624
Operating lease liabilities, non-current	34,501	5,414
Deferred tax liabilities	223,138	35,015	341,960
Total non-current liabilities	257,639	40,429	374,584
TOTAL LIABILITIES	1,082,303	169,836	1,558,123
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			8,879,894
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value			11
Additional paid-in capital	12,954,163	2,032,791
Accumulated deficit	(6,538,947)	(1,026,103)	(5,213,773)
Accumulated other comprehensive income	4,322	677	2,083
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	6,420,459	1,007,510	(5,211,679)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)	7,502,762	1,177,346	5,226,338
Series A Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			445,275
Series B Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			361,633
Series C Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			1,705,435
Series D Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			1,153,593
Series E Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			¥ 5,213,958
Common Class A
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value	609	96
Common Class B
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value	305	48
Common Class C
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares value	¥ 7	$ 1